Accounts payable and accrued liabilities (Details Narrative) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($) ft²
MOLDOVA
Leased office space | ft²	550
Base rent | $	$ 10
FLORIDA
Leased office space | ft²	2,300
Base rent | $	$ 100